Share-based Compensation - General (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 25, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 21, 2021	Jul. 31, 2020	Dec. 31, 2019	Dec. 31, 2014
Share-based Compensation
Number of options granted		2,765,000	18,035,000	9,705,000
Requisite service period		4 years	4 years	4 years
Number of options outstanding		56,274,213	59,961,539	48,740,000			41,220,000
2015 Plan
Share-based Compensation
Number of ordinary shares reserved for issuance					76,778,005	60,778,005		31,918,690
Contractual term		10 years
Vesting period		4 years
Number of options granted		10,205,500	3,217,000
Requisite service period		4 years
Number of options outstanding		56,274,213	59,961,539
Total incremental share-based compensation expense		$ 1,646
Expenses expected to be amortized over the remaining requisite service period		$ 960
Percentage of issued and outstanding stock of the entity considered for annual incremental in total number of shares available for issuance	2.00%
2015 Plan | Restricted Share Units (RSUs)
Share-based Compensation
Number of options granted		11,638,750	3,050,000
2015 Plan | Share-based payment arrangement, tranche one
Share-based Compensation
Vesting period		2 years
Vesting percentage		50.00%
2015 Plan | Share-based payment arrangement, tranche two
Share-based Compensation
Vesting period		2 years
Vesting percentage		50.00%